Fourth Quarter Adjustment (Details 1) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Effect of Fourth Quarter Events [Line Items]
Net loss	$ (3,730,333)	$ (693,681)
Scenario, Previously Reported [Member]
Effect of Fourth Quarter Events [Line Items]
Net loss			(1,364,623)	(1,244,069)	(1,201,375)
Basic and diluted loss per common share			$ (0.04)	$ (0.05)	$ (0.05)
Restatement Adjustment [Member]
Effect of Fourth Quarter Events [Line Items]
Net loss			235,366	233,751	158,529
Basic and diluted loss per common share			$ 0.01	$ 0.01	$ 0.01
Scenario Adjusted [Member]
Effect of Fourth Quarter Events [Line Items]
Net loss			$ (1,129,257)	$ (1,010,318)	$ (1,042,846)
Basic and diluted loss per common share			$ (0.03)	$ (0.04)	$ (0.04)